Equity Investments	12 Months Ended
Dec. 31, 2024
Equity Investments
Equity Investments

(D.6)   Equity Investments

y Accounting Policies, Judgments, and Estimates

As we do not designate financial assets as “at fair value through profit or loss,” we generally classify financial assets into the following categories: at amortized cost (AC), at fair value through other comprehensive income (FVOCI), and at fair value through profit or loss (FVTPL), depending on the contractual cash flows of and our business model for holding the respective asset.

For equity securities, as the cash flow characteristics are other than solely principal and interest, we take an investment-by-investment decision whether to classify as FVTPL or FVOCI.

The valuation of equity securities of private companies requires judgment because it is typically based on significant unobservable inputs, as no market prices are available and there is inherent lack of liquidity.

We take the most recent qualitative and quantitative information aspects into consideration to determine the fair value estimates of these equity securities.

Considerable judgment and assumptions are involved with regard to the selection of appropriate comparable company data, the assessment of cash requirements of the business, the acceptance of the technology or products in the addressable markets, the actual and forecasted performance, the milestone achievements, the adequacy of price points from financing rounds, the transaction of similar securities of the same company, the rights and preferences of the underlying securities, the selection of adequate equity allocation parameters, the possible exit scenarios and associated weightings. Because all of these assumptions could change significantly, and because valuation is inherently uncertain, our estimated fair values may differ significantly from the values that would have been used had market prices for the investments existed and that will ultimately be realized, and those differences could be material.

Gains/losses on equity securities at FVTPL include gains/losses from fair value fluctuations, from disposals as well as dividends, while gains/losses on equity securities at FVOCI only include dividends, all of which are shown in Financial income, net. Regular way purchases and sales are recorded as at the trade date.

Equity Investments

€ millions	2024			2023
	Current	Non-Current	Total	Current	Non-Current	Total
Equity securities	0	6,401	6,401	0	4,967	4,967
Investments in associates	0	144	144	0	135	135
Equity investments	0	6,545	6,545	0	5,102	5,102
Other financial assets	1,629	7,141	8,770	3,344	5,543	8,887
Equity investments as % of / Other financial assets	0	92	75	0	92	57

Investments in Associates

SAP has interests in a number of individually immaterial associates. We own more than 20% of the equity interests or have at least 20% of the voting rights in these entities. Based on these facts and the nature of the relationships, SAP has determined that it has significant influence.

The following table shows, in aggregate, the carrying amount and share of profit of these associates.

€ millions	2024	2023
Carrying amount of interest in associates	144	135
Share of profit and losses from continuing operations	10	-16

The vast majority of the carrying amount of interest in associates relates to SAP Fioneer GmbH.

For a list of the names of other equity investments, see Note (G.9).

Financial Commitments in Venture Capital Funds

€ millions	2024	2023
Committed investments in venture capital funds	267	269

SAP invests and holds interests in unrelated parties that manage investments in venture capital. On December 31, 2024, total commitments to make such investments amounted to €1,100 million (2023: €977 million), of which €833 million had been drawn (2023: €708 million). By investing in such venture capital funds, we are exposed to the risks inherent in the business areas in which the entities operate. Our maximum exposure to loss is the amount invested plus contractually committed future capital contributions.

Maturities

€ millions	12/31/2024
Investments in Venture
Capital Funds
Due 2025	267
Total	267